Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Components of Tax Expense (Income)
(a)	Tax (credit)/expense

	2021	2020	2019
	$’000	$’000	$’000
Tax expense attributable to profit is made up of:
- Current income tax	291	1,417	3,257
- Overprovision of income tax in prior financial year	(25)	(743)	—
- Deferred income tax (Note 21)	(669)	(140)	385
- Withholding tax	70	25	137

	(333)	559	3,779

Summary of Standard Rate of Income Tax
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2021	2020	2019
	$’000	$’000	$’000
Loss before tax	(187,746)	(13,849)	(34,736)

Tax calculated at tax rate of 17% (2020 and 2019: 17%)	(31,917)	(2,354)	(5,905)
Effects of:
- Different tax rates in other countries	(1,744)	(1,033)	(702)
- Expenses not deductible for tax purposes	8,370	5,021	5,717
- Income not subject to tax	(539)	(699)	(171)
- Fair value losses/(gains) on financial instruments	21,105	(2,782)	2,808
- Tax incentives	—	(510)	(17)
- Utilisation of previously unrecognised capital allowances	(1,740)	—	(156)
- Deferred tax assets not recognised	6,087	3,634	2,068
- Withholding tax	70	25	137
- Overprovision of tax in prior financial year	(25)	(743)	—

Tax (credit)/expense	(333)	559	3,779

Summary of Movement in Current Income Tax Liabilities
(b)	Movement in current income tax liabilities

	2021	2020
	$’000	$’000
Beginning of financial year	5,492	6,749
Income tax paid	(2,104)	(1,895)
Tax expense	361	1,442
Overprovision in prior financial year	(25)	(743)
Acquisition of subsidiaries (Note 28)	706	—
Currency translation adjustments	124	(61)

End of financial year	4,554	5,492